Debt Issued	12 Months Ended
Dec. 31, 2020
Disclosure of debt instruments [text block] [Abstract]
Debt Issued
22.	Debt Issued:

As of December 31, 2019 and 2020, Debt issued is detailed as follows:

	2019	2020
	MCh$	MCh$
Mortgage bonds	10,898	6,786
Bonds	7,912,621	7,700,402
Subordinated bonds	889,895	886,407
Total	8,813,414	8,593,595

During the year ended as of December 31, 2019, Banco de Chile issued bonds by an amount of Ch$2,625,176 million, from which corresponds to Short-Term Bonds, Current Bonds and Subordinated Bonds by an amount of Ch$944,413 million, Ch$1,465,406 and Ch$215,357 million respectively, according to the following details:

Short-term Bonds

Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Citibank N.A.	USD	40,937	2.91	04/01/2019	04/04/2019
Wells Fargo Bank	USD	40,264	2.85	17/01/2019	24/04/2019
Citibank N.A.	USD	33,598	2.80	22/01/2019	22/04/2019
Citibank N.A.	USD	53,250	2.67	04/04/2019	02/07/2019
Citibank N.A.	USD	27,886	2.67	09/04/2019	09/08/2019
Citibank N.A.	USD	33,257	2.66	11/04/2019	11/07/2019
Wells Fargo Bank	USD	33,257	2.68	11/04/2019	11/10/2019
Citibank N.A.	USD	33,051	2.66	12/04/2019	22/07/2019
Wells Fargo Bank	USD	3,966	2.67	12/04/2019	12/09/2019
Citibank N.A.	USD	27,184	2.67	29/04/2019	29/10/2019
Wells Fargo Bank	USD	33,838	2.60	30/04/2019	30/07/2019
Citibank N.A.	USD	34,795	2.61	17/05/2019	18/11/2019
Citibank N.A.	USD	34,842	2.59	23/05/2019	22/08/2019
Bank of America	USD	34,208	2.50	21/06/2019	22/08/2019
Wells Fargo Bank	USD	3,421	2.50	24/06/2019	25/07/2019
Citibank N.A.	USD	547	2.40	24/06/2019	15/10/2019
Citibank N.A.	USD	13,620	2.50	25/06/2019	05/08/2019
Citibank N.A.	USD	13,575	2.51	28/06/2019	01/08/2019
Citibank N.A.	USD	34,070	2.38	11/07/2019	09/10/2019
Citibank N.A.	USD	29,883	2.25	09/08/2019	12/11/2019
Wells Fargo Bank	USD	3,525	2.03	13/08/2019	08/05/2020
Citibank N.A.	USD	35,676	2.20	22/08/2019	21/11/2019
Wells Fargo Bank	USD	21,350	2.20	10/09/2019	09/12/2019
Wells Fargo Bank	USD	7,117	2.20	11/09/2019	16/12/2019
Wells Fargo Bank	USD	28,466	2.20	11/09/2019	10/12/2019
Citibank N.A.	USD	15,799	2.10	07/10/2019	07/01/2020
Citibank N.A.	USD	36,206	2.07	09/10/2019	09/01/2020
Citibank N.A.	USD	36,212	2.00	24/10/2019	29/01/2020
Bank of America	USD	36,212	2.00	24/10/2019	24/01/2020
Citibank N.A.	USD	18,200	2.00	25/10/2019	03/02/2020
Citibank N.A.	USD	31,819	1.91	04/11/2019	13/01/2020
Citibank N.A.	USD	31,239	1.97	12/11/2019	12/02/2020
Citibank N.A.	USD	4,554	2.05	22/11/2019	07/08/2020
Citibank N.A.	USD	7,989	2.05	22/11/2019	07/08/2020
Citibank N.A.	USD	18,750	2.07	04/12/2019	07/08/2020
Citibank N.A.	USD	23,268	2.05	09/12/2019	09/04/2020
Wells Fargo Bank	USD	3,877	2.04	09/12/2019	05/06/2020
Wells Fargo Bank	USD	15,395	2.04	11/12/2019	27/03/2020
Citibank N.A.	USD	1,792	2.03	30/12/2019	20/07/2020
Wells Fargo Bank	USD	7,518	2.10	30/12/2019	15/12/2020
Total as of December 31, 2019		944,413

Current Bonds Long-Term

Series	Currency	Amount MCh$	Terms Years	Annual issue rate %	Issue date	Maturity date
BCHIEC0817	UF	83,470	5	1.55	30/01/2019	30/01/2024
BCHIED1117	UF	41,711	5	1.54	14/03/2019	14/03/2024
BCHIED1117	UF	5,587	5	1.45	19/03/2019	19/03/2024
BCHIED1117	UF	36,317	5	1.45	20/03/2019	20/03/2024
BCHIDW1017	UF	84,359	2	0.93	09/05/2019	09/05/2021
BCHIDW1017	UF	57,091	2	0.57	24/06/2019	24/06/2021
BCHIEH0917	UF	58,867	7	1.04	01/07/2019	01/07/2026
BCHIEB1117	UF	86,682	4	0.83	01/07/2019	01/07/2023
BCHIEH0917	UF	29,514	7	1.00	02/07/2019	02/07/2026
BCHIEI1117	UF	60,697	7	0.66	19/07/2019	19/07/2026
BCHIEI1117	UF	22,063	7	0.51	30/07/2019	30/07/2026
BCHIEI1117	UF	8,613	7	0.45	01/08/2019	01/08/2026
BCHICC0815	UF	71,703	12	0.54	05/08/2019	05/08/2031
BCHICA1015	UF	71,221	11	0.54	05/08/2019	05/08/2030
BCHICB1215	UF	14,496	11	0.44	07/08/2019	07/08/2030
BCHIEI1117	UF	7,764	7	0.30	07/08/2019	07/08/2026
BCHIEI1117	UF	20,212	7	0.28	08/08/2019	08/08/2026
BCHICB1215	UF	57,926	11	0.45	08/08/2019	08/08/2030
BCHIEI1117	UF	3,108	7	0.29	08/08/2019	08/08/2026
BCHIBV1015	UF	71,063	10	0.37	20/08/2019	20/08/2029
BCHIEV1117	UF	132,366	10	0.34	05/09/2019	05/09/2029
BCHIEK1117	UF	117,493	13	1.38	11/12/2019	11/12/2032
Subtotal UF		1,142,323

BONO JPY	JPY	63,041	20	1.00	14/05/2019	14/05/2039
BONO HKD	HKD	32,725	12	2.90	19/07/2019	19/07/2031
BONO AUD	AUD	36,519	20	3.50	28/08/2019	28/08/2039
BONO PEN	PEN	29,969	15	5.40	04/09/2019	04/09/2034
BONO AUD	AUD	24,547	15	3.13	09/09/2019	09/09/2034
BONO NOK	NOK	60,951	10	3.50	07/11/2019	07/11/2029
BONO AUD	AUD	39,067	20	3.55	11/11/2019	11/11/2039
BONO JPY	JPY	36,264	10	1.00	19/11/2019	19/11/2029
Subtotal Others currency		323,083
Total as of December 31, 2019		1,465,406

Subordinated bonds

Series	Currency	Amount	Terms Years	Annual issue rate %	Issue date	Maturity date
		MCh$
UCHI-J1111	UF	61,471	23	1.05	20/08/2019	20/08/2042
UCHI-J1111	UF	65,973	23	1.04	20/08/2019	20/08/2042
UCHI-J1111	UF	48,799	23	0.99	21/08/2019	21/08/2042
UCHI-I1111	UF	39,114	21	0.96	24/09/2019	24/09/2040
Total as of December 31, 2019		215,357

During the year ended as of December 31, 2020, Banco de Chile issued bonds by an amount of Ch$889,135 million, from which corresponds to Short-Term Bonds and Current Bonds by an amount of Ch$634,952 million and Ch$254,183 million respectively, according to the following details:

Short-term Bonds

Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Citibank N.A.	USD	23,078	2.00	07/01/2020	07/07/2020
Citibank N.A.	USD	38,371	1.95	09/01/2020	09/04/2020
Citibank N.A.	USD	34,886	1.91	13/01/2020	13/04/2020
Citibank N.A.	USD	11,629	1.87	14/01/2020	14/04/2020
Citibank N.A.	USD	31,667	1.91	29/01/2020	31/07/2020
Citibank N.A.	USD	7,917	1.91	29/01/2020	31/07/2020
Citibank N.A.	USD	27,709	1.86	29/01/2020	29/05/2020
Citibank N.A.	USD	10,350	1.85	30/01/2020	01/06/2020
Citibank N.A.	USD	19,720	1.85	03/02/2020	03/06/2020
Citibank N.A.	USD	31,391	1.55	08/04/2020	05/06/2020
Citibank N.A.	USD	21,262	1.30	13/04/2020	12/05/2020
Citibank N.A.	USD	12,758	1.30	13/04/2020	13/05/2020
Citibank N.A.	USD	34,020	1.30	13/04/2020	13/05/2020
Citibank N.A.	USD	25,593	1.55	16/04/2020	16/06/2020
Citibank N.A.	USD	25,593	1.55	16/04/2020	18/06/2020
Citibank N.A.	USD	34,158	1.61	17/04/2020	21/08/2020
Wells Fargo Bank	USD	42,697	1.60	17/04/2020	21/08/2020
Wells Fargo Bank	USD	42,858	1.50	22/04/2020	14/08/2020
Wells Fargo Bank	USD	42,943	1.45	24/04/2020	29/01/2021
Wells Fargo Bank	USD	4,175	1.30	29/04/2020	29/10/2020
Citibank N.A.	USD	32,834	0.45	18/05/2020	20/07/2020
Citibank N.A.	USD	5,089	0.45	18/05/2020	20/07/2020
Wells Fargo Bank	USD	74,254	0.45	07/12/2020	06/12/2021
Total as of December 31, 2020		634,952

Current Bonds Long-Term

Series	Currency	Amount MCh$	Terms Years	Annual issue rate %	Issue date	Maturity date
BCHIEM0817	UF	93,096	7	0.80	06/01/2020	06/01/2027
BCHIEL0717	UF	123,957	8	0.72	04/02/2020	04/02/2028
Subtotal UF		217,053

BONO AUD	AUD	37,130	15	2.65	02/03/2020	02/03/2035
Subtotal Others currency		37,130
Total as of December 31, 2020		254,183

Subordinated bonds

During the year ended December 31, 2020, the Bank did not issue any subordinated bonds.